Related party transactions - Balances and Transactions With Fellow Lloyds Banking Group Undertakings (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Assets, included within:
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	£ 714	£ 739
Derivative financial instruments	5,042	5,511
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	1,658	1,490
Derivative financial instruments	5,488	4,643
Debt securities in issue	58,866	55,261
Subordinated liabilities	6,515	8,658
Related parties | Balances and transactions between members of the Lloyds Bank Group
Assets, included within:
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	714	739
Derivative financial instruments	1,036	634
Financial assets	1,750	1,373
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	1,658	1,490
Derivative financial instruments	1,122	939
Debt securities in issue	19,039	17,961
Subordinated liabilities	5,588	5,176
Financial liabilities	£ 27,407	£ 25,566